Note 4 - Property and equipment	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment Disclosure [Text Block]
 (4)           Property and equipment

Property and equipment consists of the following at December 31, 2012 and 2011:

	2012	2011

Machines and equipment	$233,793	$232,848
Office and computer equipment	179,349	224,600
Software	41,872	41,872
Furniture and fixtures	25,679	24,613
Vehicles	22,531	22,531
Leasehold improvements	-	67,421
Other assets	2,446	2,378
Total	505,670	616,263
Accumulated depreciation	(472,828)	(565,057)
Net property and equipment	$32,842	$51,206

The depreciation charged to operations was $20,375 and $19,034 for the years ended December 31, 2012 and 2011, respectively.  The depreciation policies followed by the Company are described in Note (2).